Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2022
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Employer contributions	63	33	63	31
Member contributions	9	10	9	10

Schedule of expenses recognised

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Current service cost	40	45	44	40	44
Net interest cost on net benefit liability	11	12	8	11	12
Total defined benefit expense	51	57	52	51	56

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Benefit obligation as at end of year	1,938	2,953	1,883	2,877
Fair value of plan assets as at end of year	2,212	2,582	2,167	2,524
Net surplus/(deficit)	274	(371)	284	(353)
Defined benefit surplus included in other assets	289	64	289	64
Defined benefit deficit included in other liabilities	(15)	(435)	(5)	(417)
Net surplus/(deficit)	274	(371)	284	(353)

Schedule of defined benefit plan significant assumptions

	2022		2021
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	5.8%	4.3%-5.2%	3.1%	2.1%-2.2%
Salary increases	3.2%	3.0%-4.3%	3.2%	3.0%-5.2%
Inflation rate (pensioners received inflationary increase)	2.2%	2.0%-3.5%	2.2%	2.0%-3.6%
Life expectancy of a 60-year-old male	31.5	27.4-28.2	31.4	28.1-28.4
Life expectancy of a 60-year-old female	34.1	29.5-29.9	34.3	29.6-29.7

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
$m	2022	2021
0.5% decrease in discount rate	121	235
0.5% increase in annual salary increases	2	12
0.5% increase in inflation rate (pensioners receive inflationary increase)	112	215
1 year increase in life expectancy	39	71

Schedule of asset allocation

	2022		2021
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	5%	3%	5%	2%
Equity instruments	42%	8%	47%	7%
Debt instruments	29%	7%	25%	5%
Property	11%	1%	8%	2%
Other assets	13%	81%	15%	84%
Total	100%	100%	100%	100%